Convertible Notes - Schedule of Convertible Note (Details)	Jun. 30, 2026 USD ($)
Schedule of convertible note [Abstract]
Convertible note principal	$ 2,715,000
OID	(200,000)
Legal cost	(15,000)
Fair value for Pre-Delivery Shares related to the issuance of Convertible Note	(2,000,000)
Accrued interests for Convertible debt	832,214
Conversion	(1,212,411)
Repayment	(1,901,394)
Loss on termination of convertible note	1,781,591
Total